Lease Liabilities	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Lease Liabilities	Note 20 | Lease liabilities
As at December 31	Average rate of interest (%)	2025	2024
Lease liabilities – non-current	4.6	937	999
Current portion of lease liabilities	5.1	346	356
Total		1,283	1,355